UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06223

Legg Mason Tax-Free Income Fund

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON TAX-FREE INCOME FUND

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

FORM N-Q

DECEMBER 31, 2011

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 94.1%
Education - 16.0%
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John’s College Facility	5.500%	10/1/18	$200,000	$200,672
St. John’s College Facility	5.500%	10/1/23	490,000	491,377
St. John’s College Facility	5.000%	10/1/27	1,135,000	1,139,971
St. John’s College Facility	5.000%	10/1/36	2,465,000	2,437,219
Maryland Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,636,314
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	925,000	1,039,580
Loyola College Issue	5.000%	10/1/40	2,000,000	2,049,140
Maryland Institute College of Art	5.000%	6/1/36	5,000,000	4,944,150
Maryland Institute College of Art	5.000%	6/1/42	800,000	781,624
The Johns Hopkins University Issue	5.000%	7/1/33	3,000,000	3,137,700
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	513,425
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,530,420
Maryland State EDC, Utility Infrastructure Revenue:
University of Maryland, College Park Project	5.000%	7/1/16	3,700,000	4,164,128
University of Maryland, College Park Project	5.000%	7/1/17	1,000,000	1,144,580
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,876,500
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,376,030

Total Education				31,462,830

Health Care - 23.7%
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,159,305
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital Issue	6.000%	7/1/37	1,000,000	1,004,900
Suburban Hospital	5.500%	7/1/16	500,000	545,725
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,328,980
Board of Child Care Issue	5.500%	7/1/18	1,110,000	1,127,383
Calvert Health Systems Issue	5.500%	7/1/39	2,000,000	2,048,000
Carroll County General Hospital Issue	5.750%	7/1/22	1,000,000	1,007,750
Carroll County General Hospital Issue	6.000%	7/1/26	2,000,000	2,016,260
Carroll County General Hospital Issue	5.750%	7/1/27	1,050,000	1,055,250
Carroll County General Hospital Issue	5.800%	7/1/32	2,000,000	2,008,560
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,192,120
Johns Hopkins Medical Institutions	5.000%	5/15/35	1,300,000	1,361,269
Johns Hopkins Medicine, Howard County General Hospital Acquisition Issue, NATL	5.000%	7/1/29	2,000,000	2,000,620
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,453,061
Peninsula Regional Medical Center Issue	5.000%	7/1/19	1,000,000	1,071,680
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,519,982
Refunding, Kennedy Krieger Issue	5.125%	7/1/22	3,000,000	2,984,370
Refunding, MedStar Health Issue	5.500%	8/15/25	785,000	829,651
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,010,336
The Johns Hopkins Hospital Issue	0.000%	7/1/19	4,000,000	3,096,080
Union Hospital of Cecil County Issue	5.500%	7/1/22	250,000	252,135
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,042,460
University of Maryland Medical System	5.000%	7/1/41	1,500,000	1,532,610
Washington County Hospital Association	5.000%	1/1/17	500,000	530,065
Washington County Hospital Issue	4.000%	1/1/15	1,000,000	1,030,400
Washington County Hospital Issue	4.750%	1/1/16	1,000,000	1,053,390
Washington County Hospital Issue	5.250%	1/1/23	500,000	518,430

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care - continued
Washington County Hospital Issue	5.750%	1/1/38	$2,000,000	$2,021,140
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,021,130

Total Health Care				46,823,042

Housing - 12.8%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.200%	9/1/22	1,790,000	1,790,806	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.375%	9/1/22	130,000	130,069	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.375%	9/1/24	2,000,000	2,000,920	(a)
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,521,299
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,025,750
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,010,037
Maryland State Community Development Administration, Department of Housing & Community Development	5.375%	9/1/39	1,500,000	1,539,945
Maryland State Community Development Administration, Department of Housing & Community Development	4.800%	9/1/42	4,165,000	4,092,529	(a)
Maryland State Community Development Administration, Department of Housing and Community Development, Local Government Infrastructure	4.000%	6/1/30	1,000,000	1,025,110
Maryland State Community Development Administration, Department of Housing and Community Development, Local Government Infrastructure	4.000%	6/1/30	4,485,000	4,607,440
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,048,230
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	1,395,000	1,414,028	(a)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development	4.625%	7/1/41	2,000,000	2,028,680

Total Housing				25,234,843

Industrial Revenue - 5.2%
IDA of Prince George’s County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.125%	6/30/15	3,340,000	3,554,528
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,054,740
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	548,734
Maryland IDA, EDR Bonds, National Aquarium in Baltimore Facility	5.000%	11/1/19	500,000	500,605
Maryland IDA, Refunding Revenue Bonds, American Center for Physics Headquarters Facility	5.250%	12/15/15	320,000	320,979
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,164,600

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	$3,000,000	$3,090,690

Total Industrial Revenue				10,234,876

Local General Obligation - 3.4%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,121,340
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,451,953
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,063,750
Frederick County, Maryland, GO Bonds, Public Facilities Refunding Bonds	5.000%	7/1/15	1,000,000	1,145,710
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,262,330
Queen Anne’s County, Maryland, Public Facilities Refunding Bonds, NATL	5.000%	11/15/16	500,000	576,175

Total Local General Obligation				6,621,258

Power - 2.0%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	3,876,061

Pre-Refunded/Escrowed to Maturity - 5.5%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,905,458	(b)
Maryland State Health & Higher EFA Revenue:
Howard County General Hospital Issue	5.500%	7/1/21	2,825,000	3,042,355	(b)
LifeBridge Health Issue	5.250%	7/1/18	1,640,000	1,827,682	(c)
University of Maryland Medical Systems	6.000%	7/1/32	1,000,000	1,028,180	(c)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	19,479	(c)

Total Pre-Refunded/Escrowed to Maturity				10,823,154

Special Tax Obligation - 3.3%
Frederick County, MD, Special Obligation, Urbana Community Development Authority	5.000%	7/1/30	3,000,000	3,135,000
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	1,985,000	2,166,965
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	1,102,680

Total Special Tax Obligation				6,404,645

State General Obligation - 6.6%
Commonwealth of Puerto Rico, GO Bonds:
Public Improvement Bonds	5.000%	7/1/25	2,000,000	2,026,580
Public Improvement Bonds	6.000%	7/1/39	5,000,000	5,315,550
State of Maryland, GO Bonds, State and Local Facilities Loan	5.500%	3/1/15	5,000,000	5,756,150

Total State General Obligation				13,098,280

Transportation - 1.7%
Department of Transportation of Maryland, Consolidated Transportation Bonds	5.500%	2/1/15	3,000,000	3,432,960

Water & Sewer - 13.9%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,910,000	2,277,637

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - continued
Water Projects, FGIC	5.000%	7/1/24	$1,890,000	$2,258,191
Water Projects, FGIC	5.125%	7/1/42	1,000,000	1,005,870
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Revenue Bonds, Wastewater Projects, AGM	5.000%	7/1/33	4,000,000	4,321,480
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,146,810
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC	5.500%	4/1/16	3,425,000	3,605,497	(a)
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.250%	6/1/16	1,650,000	1,968,004
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,505,840
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	3,520,666
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George’s Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,846,999

Total Water & Sewer				27,456,994

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $170,411,866)				185,468,943

SHORT-TERM INVESTMENTS - 3.9%
General Obligation - 0.9%
Washington Suburban Sanitation District, MD, GO, BAN, SPA-Helaba	0.200%	6/1/23	1,800,000	1,800,000	(d)(e)

Health Care - 0.8%
Maryland State Health & Higher EFA Revenue, Johns Hopkins University	0.050%	7/1/36	1,600,000	1,600,000	(d)(e)

Industrial Revenue - 2.2%
Maryland State EDC Revenue:
American Urological Association	0.450%	9/1/32	190,000	190,000	(d)(e)
Howard Hughes Medical Institute	0.050%	2/15/43	4,000,000	4,000,000	(d)(e)

Total Industrial Revenue				4,190,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,590,000)				7,590,000

TOTAL INVESTMENTS - 98.0% (Cost - $178,001,866#)				193,058,943
Other Assets in Excess of Liabilities - 2.0%				4,021,006

TOTAL NET ASSETS - 100.0%				$197,079,949

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(e)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL MARYLAND TAX-FREE INCOME TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2011

FGIC	— Financial Guaranty Insurance Company - Insured Bonds
GO	— General Obligation
IDA	— Industrial Development Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	17.2%
AA/Aa	31.2
A	20.8
BBB/Baa	18.3
A-1/VMIG 1	3.9
NR	8.6

100.0%

*	As a percentage of total investments.

**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

See pages 6 through 10 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Long-Term Security Ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Bond Ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Bond ratings (continued)

Long-Term Security Ratings (unaudited) (cont’d)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

Bond Ratings (continued)

Short-Term Security Ratings (unaudited) (cont’d)

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Maryland Tax-Free Income Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Tax-Free Income Fund (the “Trust”). The Trust, a Massachusetts statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$185,468,943	—	$185,468,943

Short-term investments†	—	7,590,000	—	7,590,000

Total investments	—	$193,058,943	—	$193,058,943

†	See Schedule of Investments for additional detailed categorizations.

(b) Concentration risk. The Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

Notes to Schedule of Investments (unaudited) (continued)

The Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state’s general obligations. The value of the Fund’s shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At December 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,103,837
Gross unrealized depreciation	(46,760)

Net unrealized appreciation	$15,057,077

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended December 31, 2011, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Tax-Free Income Fund

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	February 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date:	February 27, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 27, 2012